Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.0010
Maximum Aggregate Offering Price	$ 20,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2.76
Offering Note	The registration fee has been calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended. The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and has been set at $0.0010 per share.

Accordingly, the aggregate offering price of the 20,000,000 shares of common stock being registered is $20,000. The registration fee has been calculated by applying the fee rate of $0.0001381 to the proposed maximum aggregate offering price, resulting in a registration fee of $2.76.